UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21365

Seligman LaSalle Real Estate Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman LaSalle Real Estate Fund Series, Inc.

Schedules of Investments (unaudited)
March 31, 2008

Seligman LaSalle Global Real Estate Fund

	Shares or Principal Amount		Value

Common Stocks 98.4%
Australia 9.8%
Abacus Property Group (Diversified)	114,321	shs.	$139,189
Goodman Group (Industrial)	174,632		691,852
GPT Group (Diversified)	215,600		648,322
Valad Property Group (Diversified)	164,578		146,677
Westfield Group (Retail)	82,930		1,354,220

			2,980,260

Austria 0.8%
Immoeast (Office)	16,784		161,608
Immofinanz Immobilien Anlagen (Diversified)	8,016		86,823

			248,431

Belgium 0.5%
Cofinimmo (Office)	657		142,205

Canada 3.1%
Brookfield Properties (Office)	18,720		361,483
Canadian Real Estate Investment Trust (Diversified)	16,463		431,443
Morguard Real Estate Investment Trust (Retail)	6,700		83,224
RioCan Real Estate Investment Trust (Retail)	3,600		72,600

			948,750

Finland 0.7%
Sponda (Office)	9,974		130,211
Technopolis (Office)	8,606		76,777

			206,988

France 6.7%
Klepierre (Retail)	8,329		511,020
Unibail-Rodamco (Diversified)	5,885		1,514,273

			2,025,293

Germany 0.7%
IVG Immobilien (Diversified)	7,378		206,329

Hong Kong 3.9%
FE Consort International (Hotels)	368,230		140,545
Hang Lung Properties (Retail)	52,000		185,844
The Hong Kong and Shanghai Hotels (Hotels)	85,000		139,516
Hysan Development (Diversified)	112,000		311,990
The Link Real Estate Investment Trust (Retail)	176,000		390,621

			1,168,516

Italy 0.8%
Immobiliare Grande Distribuzione (Retail)	45,783		164,689
Risanamento (Diversified)	25,582		75,316

			240,005

Japan 5.8%
DA Office Investment (Office)	35		154,789
Hankyu (Diversified)	14		83,849
Japan Excellent (Office)	18		110,120
Japan Logistics Fund (Industrial)	12		80,311
Kenedix Realty Investment (Diversified)	46		280,001
Mitsui Fudosan (Diversified)	16,000		325,599
Nippon Building Fund (Office)	25		319,221
Nippon Commercial Investment (Office)	35		135,406
Nippon Residential Investment (Residential)	16		55,924
NTT Urban Development (Office)	143		208,367

			1,753,587

Luxembourg 1.0%
Gagfah (Residential)	6,068		113,626
ProLogis European Properties (Industrial)	11,797		187,003

			300,629

Netherlands 1.9%
Corio (Retail)	3,935		344,732
Eurocommercial Properties* (Retail)	4,278		238,993

			583,725

Norway 0.7%
Norwegian Property (Office)	24,660		213,121

Singapore 3.8%
CapitaCommercial Trust (Office)	184,000		299,200
Capitaland (Residential)	37,000		172,588
CapitaMall Trust (Retail)	134,273		340,272
Fortune (Retail)	25,000		16,460
Guocoland (Residential)	76,115		221,316
Suntec (Retail)	107,000		113,518

			1,163,354

Sweden 1.8%
Castellum (Diversified)	20,811		254,359
Fabege (Diversified)	26,830		287,250

			541,609

United Kingdom 10.1%
Big Yellow Group (Industrial)	15,665		135,131
British Land (Diversified)	33,365		607,404
Brixton (Industrial)	23,251		152,251
Capital & Regional (Retail)	7,940		86,528
Derwent London (Office)	12,987		391,411
Development Securities (Office)	4,642		42,376
Hammerson (Retail)	25,928		573,152
Land Securities Group (Diversified)	28,291		847,127
Quintain Estates & Development (Diversified)	14,307		127,966
Unite Group (Residential)	14,961		97,236

			3,060,582

United States 46.3%
Acadia Realty Trust (Retail)	2,806		67,765
AMB Property (Industrial)	6,637		361,186
AvalonBay Communities (Residential)	7,851		757,778
BioMed Realty Trust (Office)	4,072		97,280
Boston Properties (Office)	8,282		762,524
BRE Properties (Residential)	6,479		295,183
Corporate Office Properties Trust (Office)	9,092		305,582
DiamondRock Hospitality (Hotels)	11,579		146,706
Duke Realty (Office)	10,285		234,601
Equity Residential (Residential)	17,110		709,894
Essex Property Trust (Residential)	3,490		397,790
Extra Space Storage (Diversified)	7,113		115,159
Federal Realty Investment Trust (Retail)	5,490		427,945
General Growth Properties (Retail)	18,721		714,581
SL Green Realty (Office)	7,253		590,902
HCP (Diversified)	6,049		204,517
Host Hotels & Resorts (Hotels)	32,907		523,879
Kilroy Realty (Office)	7,386		362,726
Kimco Realty (Retail)	18,475		723,666
LaSalle Hotel Properties (Hotels)	6,439		184,992
Macerich (Retail)	8,972		630,462
Maguire Properties (Office)	2,816		40,297
Post Properties (Residential)	1,757		67,855
ProLogis (Industrial)	20,046		1,179,908
Public Storage (Diversified)	7,521		666,511
Regency Centers (Retail)	6,503		421,134
Senior Housing Properties Trust (Residential)	4,298		101,862
Simon Properties Group (Retail)	13,156		1,222,324
Sunstone Hotel Investors (Hotels)	6,004		96,124
Ventas (Diversified)	13,514		606,914
Vornado Realty Trust (Office)	11,969		1,031,847

			14,049,894

Total Common Stocks			29,833,278

Repurchase Agreement 0.3%

Fixed Income Clearing Corporation 1.80%, dated 3/31/2008, maturing 4/1/2008, in the amount of $100,005, collateralized by: $100,000 Federal Home Loan Bank 6%,12/20/2022, with a fair market value of $106,000	$100,000		100,000

Total Investments 98.7%			29,933,278

Other Assets Less Liabilities 1.3%			383,780

Net Assets 100.0%			$30,317,058

Seligman LaSalle Monthly Dividend Real Estate Fund

	Shares or Principal Amount		Value

Common Stocks 99.3%
Apartments 16.9%
American Campus Communities	46,875	shs.	$1,282,500
AvalonBay Communities	6,665		643,306
BRE Properties	33,978		1,548,038
Colonial Properties Trust	23,633		568,374
Equity Residential	41,158		1,707,645
Home Properties	44,180		2,120,198
Post Properties	8,832		341,092
UDR	91,516		2,243,972

			10,455,125

Diversified 2.5%
Vornado Realty Trust	18,054		1,556,435

Health Care 10.0%
HCP	39,594		1,338,673
Health Care REIT	28,071		1,266,844
Medical Properties Trust	40,679		460,486
Nationwide Health Properties	20,637		696,499
Senior Housing Properties Trust	103,386		2,450,248

			6,212,750

Industrial 6.5%
DCT Industrial Trust	249,852		2,488,526
First Potomac Realty Trust	48,819		750,348
ProLogis	13,567		798,554

			4,037,428

Lodging/Resorts 7.3%
DiamondRock Hospitality	151,316		1,917,174
Hospitality Properties Trust	20,861		709,691
LaSalle Hotel Properties	54,825		1,575,122
Sunstone Hotel Investors	18,200		291,382

			4,493,369

Manufactured Homes 2.3%
Sun Communities	70,743		1,450,231

Mortgage 0.5%
iStar Financial	20,249		284,093

Office 12.8%
BioMed Realty Trust	77,757		1,857,615
Brandywine Realty Trust	99,451		1,686,689
HRPT Properties	128,062		861,857
Kilroy Realty	6,400		314,304
Mack-Cali Realty	55,578		1,984,691
Maguire Properties	13,121		187,762
Parkway Properties	27,430		1,013,813

			7,906,731

Office/Industrial 6.6%
Duke Realty	114,427		2,610,080
Liberty Property Trust	47,367		1,473,587

			4,083,667

Regional Malls 17.6%
CBL & Associates Properties	81,685		1,922,048
General Growth Properties	43,141		1,646,692
Glimcher Realty	113,873		1,361,921
Macerich	21,382		1,502,513
Pennsylvania Real Estate Investment Trust	22,843		557,141
Simon Properties Group	41,949		3,897,481

			10,887,796

Self Storage 5.4%
Extra Space Storage	57,428		929,759
Sovran Self Storage	13,401		572,357
U-Store-It Trust	165,580		1,876,022

			3,378,138

Shopping Centers 10.9%
Cedar Shopping Centers	62,276		727,384
Developers Diversified Realty	64,768		2,712,484
Inland Real Estate	41,357		629,040
Kimco Realty	53,938		2,112,751
Ramco-Gershenson Properties Trust	26,899		567,838

			6,749,497

Total Common Stocks			61,495,260

Repurchase Agreement 1.1%
Fixed Income Clearing Corporation 1.80%, dated 3/31/2008, maturing 4/1/2008, in the amount of $678,034, collateralized by: $655,000 Federal Home Loan Bank 6%, 12/20/2022, with a fair market value of $694,300	$678,000		678,000

Total Investments 100.4%			62,173,260

Other Assets Less Liabilities (0.4)%			(258,699)

Net Assets 100.0%			$61,914,561

* Non-income producing security.

At March 31, 2008, the cost of investments for federal income tax purposes and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Global Real Estate Fund	36,272,647	232,167*	(6,571,366)*	(6,339,199)*
Monthly Dividend Real Estate Fund	74,586,683	2,016,945	(14,430,368)	(12,413,423)

* Includes the effects of foreign currency translations.

Seligman LaSalle Real Estate Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
March 31, 2008

Organization — Seligman LaSalle Real Estate Fund Series, Inc. (the “Series”) is a non-diversified open-end management investment company, which consists of two separate and distinct funds (the “Funds”): Seligman LaSalle Global Real Estate Fund (the “Global Real Estate Fund”) and Seligman LaSalle Monthly Dividend Real Estate Fund (the “Monthly Dividend Real Estate Fund”). The Series was incorporated under the laws of the state of Maryland on May 30, 2003, and the Monthly Dividend Real Estate Fund commenced operations on July 16, 2003. On December 29, 2006, the Global Real Estate Fund was added to the Series.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Real Estate Fund may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Series’ Board of Directors (the “Board”) approved fair value procedures under which a third-party service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

The books and records of each Fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

Fair Value Measurement - On January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Funds’ investments as of March 31, 2008 based on the level of inputs used:

Valuation Inputs	Global Real Estate Fund	Monthly Dividend Real Estate Fund

Level 1 - Quoted Prices	$14,998,646	$61,495,260
Level 2 - Other Significant Observable Inputs	14,934,632	678,000
Level 3 - Significant Unobservable Inputs	0	0

Total	$29,933,278	$62,173,260

Risk - The Series invests a substantial portion of its assets in securities of real estate investment trusts (REITs). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Series. Investing in one economic sector, such as real estate, may be subject to greater price fluctuations than a portfolio of diversified investments. The stocks of smaller companies may be subject to above-average risk. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 27, 2008

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.